Commitments and Contingencies (Details Textuals 1) (Equipment Sale Agreement, USD $)	9 Months Ended
Sep. 30, 2012 Stacks
Equipment Sale Agreement
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Number of fuel cell stacks purchased	2,347
Total number of fuel cell stacks committed to purchase	3,250
Amount committed to Ballard fuel cell stacks	$ 9,400,000
Remaining commitment to Ballard	2,200,000
One-time non-recurring engineering fee	$ 450,000
Non-recurring engineering fee amortized to research and development expense	18 months